INCOME TAXES	12 Months Ended
Dec. 31, 2019
Disclosure of income taxes [Abstract]
INCOME TAXES
NOTE 10   -       INCOME TAXES

A.	Tax balances presented in the statement of financial position:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 9
	NIS	NIS	US Dollars

Current tax assets/(liabilities)	(3,750)	862	(1,085)
Deferred tax assets/liabilities:	818	2,882	237

B.	Deferred Taxes:

	January		December	December
	1, 2019	Change	31, 2019	31, 2019
	NIS	NIS	NIS	US Dollars

Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	2,001	(3,119)	(1,118)	(323)
Employees benefits	336	175	511	148
Allowance for doubtful accounts	545	191	736	213
	2,882	(2,753)	129	38
Carry forward tax losses	-	689	689	199
	2,882	(2,064)	818	237

	January		December	December
	1, 2018	Change	31, 2018	31, 2018
	NIS	NIS	NIS	US Dollars

Deferred taxes arise from the following:
Financial assets carried at fair value through profit or loss	(775)	2,776	2,001	579
Employees benefits	395	(59)	336	97
Allowance for doubtful accounts	548	(3)	545	157
	168	2,714	2,882	833
Carry forward tax losses	335	(335)	-	-
	503	2,379	2,882	833

C.	Taxes on income recognized in profit or loss :

	Year ended December 31
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars
Current taxes:
Current taxes	11,671	10,069	3,918	3,378
Taxes in respect of prior years	-	160	141	-
	11,671	10,229	4,059	3,378

Deferred taxes	2,064	(2,379)	1,851	597

	13,735	7,850	5,910	3,975

D.	Reconciliation of the statutory tax rate to the effective tax rate:

	Year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7	2 0 1 9
	NIS	NIS	NIS	US Dollars

Income before Income taxes	65,247	32,817	30,933	18,879
Statutory tax rate	23%	23%	24%	23%
Tax computed by statutory tax rate	15,006	7,548	7,424	4,342

Tax increments (savings) due to:
Non-deductible expenses	16	4	51	5
Tax exempt Income	(38)	(163)	(343)	(11)
Donations	(27)	(22)	(9)	(8)
Profit or loss for tax for which deferred taxes were not provided	(1,047)	368	(1,196)	(303)
Temporary differences for which deferred taxes were not provided	(100)	-	(132)	(29)
Previous year taxes	-	162	141	-
Other	(75)	(47)	(26)	(21)
	13,735	7,850	5,910	3,975

E.	Additional Information:

(1)	The tax rate applicable to the Company are as follows: in 2017 – 24%; 2018 – 23%, 2019 – 23%;

(2)
The Law for the Amendment to the Income Tax Ordinance (No. 216), 2016 was published in the official gazette in January 2016; the said law stipulated the reduction of the rate of corporate tax by 1.5% from 26.5% to 25% commencing tax year 2016.

(3)
The Economic Efficiency Law (Legislative Amendments for the Achievement of Budgetary Goals for 2017 and 2018), 2016, which was published in the official gazette in December 2016, stipulated that the corporate tax rate will be reduced by 1% in 2017 and by 2% as from 2018 and thereafter, such that the tax rate in 2017 will be 24% and as from 2018 the tax rate will be 23%, instead of 25% in 2016.

(4)	The Company and its subsidiaries have been issued with final tax assessments through tax year 2014.